Investments (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities
Investments in available-for-sale securities at December 31, 2014 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
Current:
U.S. corporate bonds	$11.2	$—	$—	$11.2
Noncurrent:
Marketable equity securities	6.2	—	—	6.2
Federal government securities	32.0	—	—	32.0
U.S. corporate bonds	12.4	—	—	12.4
Total	$61.8	$—	$—	$61.8

Investments in available-for-sale securities at December 31, 2013 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(Dollars in millions)
Current:
Federal government securities	$2.8	$—	$—	$2.8
U.S. corporate bonds	2.4	—	—	2.4
Noncurrent:
Marketable equity securities	10.9	1.3	—	12.2
Federal government securities	28.8	—	(0.1)	28.7
U.S. corporate bonds	20.8	0.1	—	20.9
Total	$65.7	$1.4	$(0.1)	$67.0

Contractual maturities for available for sale investment in debt securities
Contractual maturities for available-for-sale investments in debt securities at December 31, 2014 were as shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual maturities for available-for-sale securities	Cost	Fair Value
	(Dollars in millions)
Due in one year or less	$11.2	$11.2
Due in one to five years	44.4	44.4
Total	$55.6	$55.6

Equity Method Investments [Table Text Block]
The table below summarizes the book value of those investments, which is reported in “Investments and other assets” in the consolidated balance sheets, and the related loss from equity affiliates:

	Book Value at December 31,		Loss from Equity Affiliates for the Year Ended December 31,
	2014	2013	2014	2013	2012
	(Dollars in millions)
Equity interest in Middlemount Coal Pty Ltd	$58.0	$173.4	$98.5	$33.5	$52.1
Other equity method investments	7.3	6.7	9.1	6.7	9.1
Total equity method investments	$65.3	$180.1	$107.6	$40.2	$61.2